CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Founder CNY (¥)	Conversion of Series A Redeemable Convertible Preferred Shares into Post-IPO Class A Ordinary Shares CNY (¥)	Conversion of Class B Redeemable Convertible Ordinary Shares into Post-IPO Class A Ordinary Shares and Post-IPO Class B Ordinary Shares CNY (¥)	2015 Share Incentive Plan CNY (¥)	2015 and 2018 Share Incentive Plan CNY (¥)	Class A Ordinary Shares shares	Post-IPO Class A Ordinary Shares shares	Post-IPO Class B Ordinary Shares shares	Common Stock Class A Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Founder shares	Common Stock Class A Ordinary Shares Conversion of common class a ordinary shares into post IPO class B ordinary shares CNY (¥) shares	Common Stock Post-IPO Class A Ordinary Shares CNY (¥) shares	Common Stock Post-IPO Class A Ordinary Shares Conversion of Series A Redeemable Convertible Preferred Shares into Post-IPO Class A Ordinary Shares CNY (¥) shares	Common Stock Post-IPO Class A Ordinary Shares Conversion of Class B Redeemable Convertible Ordinary Shares into Post-IPO Class A Ordinary Shares and Post-IPO Class B Ordinary Shares CNY (¥) shares	Common Stock Post-IPO Class A Ordinary Shares Conversion of common class a ordinary shares into post IPO class B ordinary shares shares	Common Stock Post-IPO Class B Ordinary Shares CNY (¥) shares	Common Stock Post-IPO Class B Ordinary Shares Conversion of Class B Redeemable Convertible Ordinary Shares into Post-IPO Class A Ordinary Shares and Post-IPO Class B Ordinary Shares CNY (¥) shares	Common Stock Post-IPO Class B Ordinary Shares Conversion of common class a ordinary shares into post IPO class B ordinary shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Founder CNY (¥)	Additional Paid-in Capital Conversion of Series A Redeemable Convertible Preferred Shares into Post-IPO Class A Ordinary Shares CNY (¥)	Additional Paid-in Capital Conversion of Class B Redeemable Convertible Ordinary Shares into Post-IPO Class A Ordinary Shares and Post-IPO Class B Ordinary Shares CNY (¥)	Additional Paid-in Capital 2015 Share Incentive Plan CNY (¥)	Additional Paid-in Capital 2015 and 2018 Share Incentive Plan CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Total the Company's shareholders' Deficit CNY (¥)	Total the Company's shareholders' Deficit Founder CNY (¥)	Total the Company's shareholders' Deficit Conversion of Series A Redeemable Convertible Preferred Shares into Post-IPO Class A Ordinary Shares CNY (¥)	Total the Company's shareholders' Deficit Conversion of Class B Redeemable Convertible Ordinary Shares into Post-IPO Class A Ordinary Shares and Post-IPO Class B Ordinary Shares CNY (¥)	Total the Company's shareholders' Deficit 2015 Share Incentive Plan CNY (¥)	Total the Company's shareholders' Deficit 2015 and 2018 Share Incentive Plan CNY (¥)	Non-Controlling Interest CNY (¥)
Balances at Dec. 31, 2015	¥ (274,888)																				¥ 3,272						¥ (264,134)	¥ (14,026)	¥ (274,888)
Balances (in shares) at Dec. 31, 2015 | shares											8,454,544
Vesting of restricted Class A ordinary shares	678										¥ 1										677								678
Vesting of restricted Class A ordinary shares (in shares) | shares											8,454,546
Net income (loss)	16,259																										16,259		16,259
Share-based compensation related to Restricted Shares	6,144																				6,144								6,144
Share-based compensation related to Share Incentive Plan						¥ 4,168																			¥ 4,168								¥ 4,168
Accretion of Series A Preferred Shares	(8,221)																				(8,221)								(8,221)
Foreign currency translation adjustment	(23,080)																											(23,080)	(23,080)
Balances at Dec. 31, 2016	(278,940)										¥ 1										6,040						(247,875)	(37,106)	(278,940)
Balances (in shares) at Dec. 31, 2016 | shares											16,909,090
Vesting of restricted Class A ordinary shares	689										¥ 1										688								689
Vesting of restricted Class A ordinary shares (in shares) | shares											8,454,546
Net income (loss)	93,240																										93,240		93,240
Share-based compensation related to Restricted Shares	2,718																				2,718								2,718
Share-based compensation related to Share Incentive Plan						¥ 2,817																			¥ 2,817								¥ 2,817
Statutory reserve																					6,250						(6,250)
Accretion of Series A Preferred Shares	(8,834)																				(8,834)								(8,834)
Foreign currency translation adjustment	19,102																											19,102	19,102
Balances at Dec. 31, 2017	(169,208)										¥ 2										9,679						(160,885)	(18,004)	(169,208)
Balances (in shares) at Dec. 31, 2017 | shares								25,363,636			25,363,636
Surrender and cancellation of Class A ordinary shares	457										¥ (1)										458								457
Surrender and cancellation of Class A ordinary shares (in Shares) | shares											(11,754,546)
Vesting of restricted Class A ordinary shares	188																				188								188
Vesting of restricted Class A ordinary shares (in shares) | shares											2,536,364
Net income (loss)	65,350	$ 9,504																									65,358		65,358						¥ (8)
Share-based compensation related to Restricted Shares	840																				840								840
Share-based compensation related to Share Incentive Plan							¥ 25,391																			¥ 25,391								¥ 25,391
Share-based compensation related to the share awards			¥ 90,168																			¥ 90,168								¥ 90,168
Share-based compensation related to the share awards (in shares) | shares												4,000,000
Accretion of Series A Preferred Shares	(6,563)																				(6,563)								(6,563)
Issuance of ordinary shares upon the completion of the Initial Public Offering (the "IPO")	633,508													¥ 2							633,506								633,508
Issuance of ordinary shares post Initial Public Offering, in shares | shares														34,200,000
Securities converted into Ordinary Shares upon the completion of the Initial Public Offering				¥ 165,095	¥ 274,421								¥ (1)		¥ 1	¥ 2			¥ 6	¥ 1			¥ 165,094	¥ 274,413							¥ 165,095	¥ 274,421
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares													(20,145,454)		18,181,818	33,818,182	4,000,000		101,454,546	16,145,454
Capital injection in a subsidiary from non controlling interest shareholder	3,000																																		3,000
Foreign currency translation adjustment	(11,782)	(1,714)																										(11,782)	(11,782)
Balances at Dec. 31, 2018	¥ 1,070,865	$ 155,751												¥ 5				¥ 7			¥ 1,193,174						¥ (95,527)	¥ (29,786)	¥ 1,067,873						¥ 2,992
Balances (in shares) at Dec. 31, 2018 | shares								0	90,200,000	117,600,000				90,200,000				117,600,000